Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal:
Current	$ 49,590	$ 44,785	$ 38,129
Deferred	22,549	19,773	14,926
State:
Current	4,849	4,231	3,956
Deferred	727	2,026	1,783
Foreign:
Current	4,638	6,475	1,947
Deferred	(10,957)	613	(215)
Provision for income taxes	$ 71,396	$ 77,903	$ 60,526